Condensed Statements of Operations and Comprehensive Loss (unaudited) (Parenthetical) - GigCapital4, Inc		1 Months Ended
	Feb. 08, 2021	Dec. 31, 2020 shares	Dec. 31, 2020 shares
Number of shares forfeited		1,170,000	1,170,000
Stock split ratio on common stock	1.2